Other non-current liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

Note 27	Other non-current liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Long-term disability benefits obligation		361	305
Provisions	25	355	298
Derivative liabilities	28	98	7
CRTC deferral account obligation	28	69	69
Other		262	192
Total other non-current liabilities		1,145	871